Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies

16.Commitments and contingencies

Lease Obligations

The Group leases certain office premises under operating leases. The term of each lease agreement varies and may contain renewal options. Rental payments under operating leases are charged to operating expenses on a straight-line basis over the period of the lease based on contract terms. Rental expenses under operating leases for the year ended December 31, 2018, 2019 and 2020 were US$1,011,379, US$1,712,513 and US$1,474,587, respectively.

Future lease payments under operating leases as of December 31, 2020 were as follows:

Year ended December 31	US$
2021	1,650,102
2022	947,794
2023	62,003
Total	2,659,899

The Group did not have other significant capital commitments or significant guarantees as of December 31, 2019 and 2020, respectively.

Contingencies

Management records and discloses legal contingencies in accordance with ASC Topic 450 Contingencies. The Group establishes reserves for these contingencies at the best estimate, or if no one number within the range of possible losses is more probable than any other, the Group records a liability at the low end of the range of losses. Contingencies affecting the Group primarily relate to legal and regulatory matters, which are inherently difficult to evaluate and are subject to significant changes. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group monitors the stage of progress of its litigation matters to determine if any adjustments are required.

16.Commitments and contingencies (Continued)

For the year ended December 31, 2020, the Group recorded loss liabilities primarily relate to an unsettled lawsuit and an ongoing investigation. In December 2020, certain Group's subsidiaries were involved in a regulatory investigation that the advertising service fees paid to the Group in the course of normal advertising business were deemed illegal and subject to be confiscated. The Group recorded an accrued loss of US$2.0 million based on the review of the case record in the local authority by external legal counsel. The Group accrued for the loss contingency amounted US$0.4 million based on the result of first instance judgment in March 2021 as the Group determines that an unfavorable outcome is probable and the liability is reasonably estimable.